Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
June 30, 2023
F15-NPRT1-0823
1.818357.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $8,916,711)	8,950,000	8,920,070

Domestic Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	3,350,185	34,741,418
Fidelity Series Blue Chip Growth Fund (c)	6,913,207	96,508,363
Fidelity Series Commodity Strategy Fund (c)	412,572	39,936,983
Fidelity Series Growth Company Fund (c)	9,851,233	179,883,522
Fidelity Series Intrinsic Opportunities Fund (c)	2,879,380	35,445,162
Fidelity Series Large Cap Stock Fund (c)	8,872,535	167,690,908
Fidelity Series Large Cap Value Index Fund (c)	3,623,055	52,425,613
Fidelity Series Opportunistic Insights Fund (c)	6,225,329	106,888,893
Fidelity Series Small Cap Core Fund (c)	29,875	306,813
Fidelity Series Small Cap Discovery Fund (c)	1,399,293	15,154,341
Fidelity Series Small Cap Opportunities Fund (c)	3,930,730	50,627,800
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,300,560	117,001,051
Fidelity Series Value Discovery Fund (c)	7,061,898	104,657,329
TOTAL DOMESTIC EQUITY FUNDS (Cost $713,155,173)		1,001,268,196

International Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,093,240	72,629,600
Fidelity Series Emerging Markets Fund (c)	6,943,341	57,699,164
Fidelity Series Emerging Markets Opportunities Fund (c)	22,061,867	373,948,649
Fidelity Series International Growth Fund (c)	11,733,745	192,785,429
Fidelity Series International Small Cap Fund (c)	3,242,212	52,621,099
Fidelity Series International Value Fund (c)	17,421,025	192,676,534
Fidelity Series Overseas Fund (c)	15,379,591	192,860,066
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $871,450,857)		1,135,220,541

Bond Funds - 55.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	48,884,909	460,984,696
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	37,336,177	294,955,802
Fidelity Series Emerging Markets Debt Fund (c)	3,802,224	28,136,457
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	998,457	9,385,496
Fidelity Series Floating Rate High Income Fund (c)	510,107	4,570,561
Fidelity Series High Income Fund (c)	3,467,261	28,396,869
Fidelity Series International Credit Fund (c)	680,681	5,248,049
Fidelity Series International Developed Markets Bond Index Fund (c)	24,537,925	210,535,397
Fidelity Series Investment Grade Bond Fund (c)	174,342,027	1,734,703,172
Fidelity Series Long-Term Treasury Bond Index Fund (c)	38,048,665	229,052,964
Fidelity Series Real Estate Income Fund (c)	804,837	7,710,334
TOTAL BOND FUNDS (Cost $3,413,287,097)		3,013,679,797

Short-Term Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	6,991,638	6,993,036
Fidelity Series Government Money Market Fund 5.17% (c)(e)	266,764,939	266,764,939
Fidelity Series Short-Term Credit Fund (c)	4,422,166	42,497,011
TOTAL SHORT-TERM FUNDS (Cost $317,732,318)		316,254,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,324,542,156)	5,475,343,590
NET OTHER ASSETS (LIABILITIES) - 0.0%	(984,620)
NET ASSETS - 100.0%	5,474,358,970

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,092	Sep 2023	122,594,063	(2,121,467)	(2,121,467)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,245	Sep 2023	133,331,719	(2,028,271)	(2,028,271)

TOTAL PURCHASED					(4,149,738)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	183	Sep 2023	41,067,488	(852,226)	(852,226)
ICE MSCI EAFE Index Contracts (United States)	278	Sep 2023	29,961,450	(222,350)	(222,350)
ICE MSCI Emerging Markets Index Contracts (United States)	979	Sep 2023	48,847,205	507,840	507,840

TOTAL SOLD					(566,736)

TOTAL FUTURES CONTRACTS					(4,716,474)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,329,407.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	9,523,610	38,449,491	40,980,065	124,024	-	-	6,993,036	0.0%
Total	9,523,610	38,449,491	40,980,065	124,024	-	-	6,993,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	454,546,168	26,254,450	16,922,581	-	(245,137)	(2,648,204)	460,984,696
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	313,914,817	1,702,672	14,207,436	44,766	(3,183,359)	(3,270,892)	294,955,802
Fidelity Series All-Sector Equity Fund	36,169,610	164	4,762,044	-	(43,405)	3,377,093	34,741,418
Fidelity Series Blue Chip Growth Fund	99,595,344	452	18,388,314	-	1,944,051	13,356,830	96,508,363
Fidelity Series Canada Fund	75,168,840	954,015	6,316,274	-	1,451,888	1,371,131	72,629,600
Fidelity Series Commodity Strategy Fund	38,425,455	3,994,456	1,571,857	-	(705,594)	(205,477)	39,936,983
Fidelity Series Emerging Markets Debt Fund	28,539,701	551,414	1,138,313	424,649	(315,587)	499,242	28,136,457
Fidelity Series Emerging Markets Debt Local Currency Fund	9,673,978	44	566,596	-	(58,059)	336,129	9,385,496
Fidelity Series Emerging Markets Fund	56,772,418	2,035	119,238	-	21,328	1,022,621	57,699,164
Fidelity Series Emerging Markets Opportunities Fund	387,368,686	-	24,303,167	-	1,048,798	9,834,332	373,948,649
Fidelity Series Floating Rate High Income Fund	4,649,080	102,649	226,973	102,618	(17,866)	63,671	4,570,561
Fidelity Series Government Money Market Fund 5.17%	256,877,092	25,454,262	15,566,415	3,229,607	-	-	266,764,939
Fidelity Series Growth Company Fund	185,792,409	845	32,104,987	-	(103,317)	26,298,572	179,883,522
Fidelity Series High Income Fund	29,165,278	433,039	1,233,846	432,878	(136,412)	168,810	28,396,869
Fidelity Series International Credit Fund	5,266,725	39,940	10,861	39,940	(14)	(47,741)	5,248,049
Fidelity Series International Developed Markets Bond Index Fund	218,245,177	3,996,846	8,918,030	3,061,532	(1,355,371)	(1,433,225)	210,535,397
Fidelity Series International Growth Fund	198,618,481	916	13,606,139	-	5,123,936	2,648,235	192,785,429
Fidelity Series International Small Cap Fund	54,618,792	251	2,746,444	-	906,658	(158,158)	52,621,099
Fidelity Series International Value Fund	197,705,017	2,088,559	15,226,850	-	2,136,710	5,973,098	192,676,534
Fidelity Series Intrinsic Opportunities Fund	35,152,819	2,252,866	3,475,141	-	237,717	1,276,901	35,445,162
Fidelity Series Investment Grade Bond Fund	1,771,865,035	52,980,449	65,774,012	17,146,474	(5,159,319)	(19,208,981)	1,734,703,172
Fidelity Series Large Cap Stock Fund	174,485,662	795	18,541,886	-	7,476,475	4,269,862	167,690,908
Fidelity Series Large Cap Value Index Fund	54,696,805	630,399	5,094,228	-	894,667	1,297,970	52,425,613
Fidelity Series Long-Term Treasury Bond Index Fund	237,953,280	7,239,018	8,910,464	1,734,491	(2,199,734)	(5,029,136)	229,052,964
Fidelity Series Opportunistic Insights Fund	110,752,233	506	14,388,673	-	95,431	10,429,396	106,888,893
Fidelity Series Overseas Fund	198,428,564	916	14,284,515	-	2,782,944	5,932,157	192,860,066
Fidelity Series Real Estate Income Fund	10,081,657	144,751	2,586,168	144,503	(130,932)	201,026	7,710,334
Fidelity Series Short-Term Credit Fund	44,872,597	295,804	2,495,616	295,498	(38,733)	(137,041)	42,497,011
Fidelity Series Small Cap Core Fund	-	311,708	18,501	180	(430)	14,036	306,813
Fidelity Series Small Cap Discovery Fund	15,954,966	364,262	1,787,984	34,266	77,661	545,436	15,154,341
Fidelity Series Small Cap Opportunities Fund	53,548,952	145,667	5,719,949	-	1,048,052	1,605,078	50,627,800
Fidelity Series Stock Selector Large Cap Value Fund	121,841,713	860,178	11,018,128	-	1,045,893	4,271,395	117,001,051
Fidelity Series Value Discovery Fund	108,715,100	1,588,307	8,818,421	-	67,367	3,104,976	104,657,329
	5,589,462,451	132,392,635	340,850,051	26,691,402	12,666,307	65,759,142	5,459,430,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.